Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories

7. Inventories

	December 31,
	2023	2022
Raw materials	$61,998	$88,021
Work in progress	43,904	45,976
Finished goods	33,972	46,722
Total inventories	$139,874	$180,719

For the year ended December 31, 2023, the Company charged $17,300 of excessive fixed production overhead to cost of sales (2022 - $97,514, 2021 - $8,582)

For the year ended December 31, 2023, cost of sales includes $52,527 of inventory provision for products that are likely to expire before being sold (2022 - $140,004, 2021 - $70,133).